Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Policy Acquisition Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$132,614	$136,377	$172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)

Balance, end of year	$130,201	$132,614	$136,377

Schedule of Deferred Sales Inducement Activity

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$2,019	$2,024	$11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)

Balance, end of year	$1,717	$2,019	$2,024